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VIA EDGAR

June 1, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 90549

Michael A. Silver
Assistant General Counsel
INVESCO (NY), Inc.
Fifty California Street
27th Floor
San Francisco, California 94111-4024

Re:  AIM Series Trust
     AIM New Dimension Fund
     Class A, B and C Share Prospectus and Statement of Additional Information Advisor Class Prospectus and Statement of Additional Information
     1933 Act No. 333-30551
     1940 Act No. 811-7787

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the June 1, 1998, Prospectuses and Statements of Additional Information for the AIM New Dimension Fund Class A, B, C and Advisor Class shares (the "Fund") do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 1, 1998.

     Please contact the undersigned with any questions or comments relating to this filing at (415) 445-7572.

Sincerely yours,



Michael A. Silver